Geographic Segments	12 Months Ended
Dec. 31, 2015
Geographic Segments [Abstract]
Geographic Segments [Text Block]
GEOGRAPHIC SEGMENTS

We are engaged in one reportable segment that includes the development, production, and marketing of semiconductor wafers with a wide variety of features satisfying numerous product specifications to meet our customers’ exacting requirements, which wafers are utilized in the manufacture of semiconductor devices.

Net sales to non-affiliates (see Note 16 for discussion of sales to affiliates):

	For the Year Ended December 31,
	2015	2014	2013
In millions
Singapore	$43.6	$57.6	$63.1
Foreign	733.1	780.1	848.4
Total	$776.7	$837.7	$911.5

Foreign sales to non-affiliates were derived from sales to the following countries:

	For the Year Ended December 31,
	2015	2014	2013
In millions
Taiwan	$166.6	$215.3	$219.2
South Korea	166.0	171.3	217.6
U.S.	126.4	123.0	130.3
China	57.7	43.2	40.1
Germany	55.3	67.4	62.4
Italy	34.1	33.0	36.7
France	29.5	32.1	38.2
Netherlands	20.4	19.2	16.4
Malaysia	18.1	14.3	14.6
Other foreign countries	59.0	61.3	72.9
Total	$733.1	$780.1	$848.4

Net sales are attributed to countries based on the location of the customer.

Property, plant, and equipment, net of accumulated depreciation:

	As of December 31,
	2015	2014
In millions
Taiwan	$183.2	$195.2
South Korea	96.1	111.4
U.S.	86.7	68.1
Italy	65.5	67.2
Japan	58.5	61.6
Malaysia	40.7	95.2
Other countries	0.1	0.1
Total	$530.8	$598.8

Credit Concentration
Our customers include semiconductor device manufacturers and are located in various geographic regions including North America, Europe, and the Asia-Pacific region. Our customers are generally well capitalized, our concentration of credit risk is considered minimal. Sales to specific non-affiliate customers exceeding 10% of net sales for the years ended December 31, 2015, 2014, and 2013 were as follows:

	For the Year Ended December 31,
	2015		2014		2013
	Net Sales	Percent	Net Sales	Percent	Net Sales	Percent
In millions, except for percentages
Customer A	$163.5	21.1%	$160.5	19.2%	$191.2	21.0%
Customer B	$107.0	13.8%	$154.1	18.4%	$144.4	15.8%
Customer C	$83.7	10.8%	$87.9	10.5%	$100.8	11.1%